Financial Instruments - Debt (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	$ 246,972	$ 172,630	$ 178,884
Bank loans and notes payables [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	188,665	117,951
Fair value	$ 208,134	$ 124,038